Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
The fair value of SARs expected to vest is estimated on the following assumptions

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Risk-free interest rate	0.90% – 2.73%	1.67% – 3.47%	2.73% – 3.04%
Volatility	54% – 70%	60% – 70%	65% – 70%
Expected life	6 – 10 years	6 – 9 years	6 – 9 years

Summary of the Company's SAR activity

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding at January 1, 2010	—	—	—
SARs granted	359,605	$12.42	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2010	359,605	12.42	9.3
SARs granted	349,235	13.30	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2011	708,840	12.85	8.8
SARs granted	183,164	12.28	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2012	892,004	12.74	8.1
Exercisable at December 31, 2012	476,019	$12.64	7.5

Summary of the Company's RSU activity

	Number of shares	Weighted average grant date fair value
Outstanding and unvested at January 1, 2010	—	—
RSUs granted	240,394	$12.42
RSUs vested	(80,132)	12.42
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2010	160,262	$12.42
RSUs granted	250,766	$13.30
RSUs vested	(80,132)	12.42
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2011	330,896	$13.09
RSUs granted	116,836	$12.28
RSUs vested	(163,718)	12.87
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2012	284,014	$12.88